Condensed consolidated statement of financial position - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	€ 220,138	€ 193,474
Right of use assets	334,240	432,965
Deferred tax assets	183,513	259,803
Current assets
Receivables	334,299	382,468
Other current assets	9,482,473	4,626,844
Cash and cash equivalents	179,188,759	161,837,429
Total assets	189,743,422	167,732,983
Equity
Share capital	4,898,751	4,057,976
Share premium	353,431,448	289,177,197
Other reserves	24,249,330	20,169,459
Currency translation reserve	14,405	43,290
Accumulated loss	(208,863,367)	(164,188,892)
Total equity	173,730,567	149,259,030
Long term liabilities
Non-current lease liability	110,308	249,418
Current liabilities
Trade and other payables	5,277,616	6,685,080
Accrued liabilities	10,240,917	10,890,749
Current lease liability	228,120	187,404
Current tax liability	155,894	461,302
Total liabilities	16,012,855	18,473,953
Total equity and liabilities	€ 189,743,422	€ 167,732,983